UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	RULE 15Ga-1 UNDER THE EXCHANGE ACT (17 CFR 240.15Ga-1) FOR THE REPORTING PERIOD JANUARY 1, 2017 TO DECEMBER 31, 2017.

Date of Report (Date of earliest event reported) February 14, 2018

V Mortgage Holdco, LP

Not applicable	0001666420
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

David Marple, (952) 374-6970

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Not applicable

(Central Index Key Number of depositor)

Not applicable

(Exact name of issuing entity as specified in its charter)

Not applicable	Not applicable
(Central Index Key Number of issuing entity (if applicable))	(Central Index Key Number of underwriter (if applicable))

Not applicable

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(3), V Mortgage Holdco, LP hereby gives notice that it has no asset backed securities outstanding held by non-affiliates, and its duty to file periodically under Rule 15Ga-1(c)(2) is terminated. December 22, 2017 was the date of the last payment on the last asset backed security that was outstanding held by a non-affiliate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2018	V MORTGAGE HOLDCO, LP (Securitizer)

By: V MORTGAGE HOLDCO GP, LLC, its general partner

	By:	/s/ Jeremy D. Hedberg
	Name:	Jeremy D. Hedberg
	Title:	Manager